Sector Rotation Fund

Schedule of Investments

As of September 30, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 83.04%

Communication Services - 6.59%
Vanguard Communication Services ETF	15,000	$2,111,550

Consumer Discretionary - 19.35%
Vanguard Consumer Discretionary ETF	20,000	6,199,400

Financials - 7.81%
Vanguard Financials ETF	27,000	2,501,550

Health Care - 13.12%
Vanguard Health Care ETF	17,000	4,201,720

Industrials - 7.86%
Invesco Aerospace & Defense ETF	35,000	2,516,500

Information Technology - 12.53%
Vanguard Information Technology ETF	10,000	4,012,900

Large-Cap - 12.00%
SPDR S&P 500 ETF Trust	1,000	429,140
Vanguard Large Cap ETF	17,000	3,415,640
		3,844,780
Materials - 3.78%
Vanguard Materials ETF	7,000	1,212,610

Total Exchange-Traded Funds (Cost $17,436,675)		26,601,010

SHORT-TERM INVESTMENT - 20.95%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 0.01% §	6,712,867	6,712,867

Total Short-Term Investment (Cost $6,712,867)		6,712,867

Total Value of Investments (Cost $24,149,542) - 103.99%		$33,313,877

Liabilities in Excess of Other Assets - (3.99)%		(1,277,047)

NET ASSETS - 100.00%		$32,036,830

§ Represents 7 day effective yield on September 30, 2021.

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued

As of September 30, 2021

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	6.59%	$2,111,550
Consumer Discretionary	19.35%	6,199,400
Financials	7.81%	2,501,550
Health Care	13.12%	4,201,720
Industrials	7.86%	2,516,500
Information Technology	12.53%	4,012,900
Large-Cap	12.00%	3,844,780
Materials	3.78%	1,212,610
Short-Term Investment	20.95%	6,712,867
Liabilities in Excess of Other Assets	-3.99%	(1,277,047)
Total Assets	100.00%	$ 32,036,830